Other Long-term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Long-term Liabilities [Abstract]
Asset retirement obligations	$ 70.4	$ 57.3	$ 50.9
Mandatorily redeemable preferred interests	82.9	0.0
Deferred revenue and other	26.9	6.0
Total long-term liabilities	$ 180.2	$ 63.3